DOCUMENT>

<SEQUENCE>1
<FILENAME>BBHUSMONEYMARKETPORTFOLIONCSR.txt
BBH U.S. MONEY MARKET PORTFOLIO 06-30-04 NCSR

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES


Investment Company Act file number 811-08842

Name of Fund:  BBH U.S. Money Market Portfolio

Fund Address:  40 Water Street
               	Boston, MA  02109-3661

Name and address of agent for service:
	Michael D. Martins, Principal Financial Officer,
	BBH U.S. Money Market Portfolio, 40 Water Street, Boston, MA, 01915. Mailing address: 140 Broadway, New York, NY, 10005

Registrant's telephone number, including area code:  (800) 625-5759

Date of fiscal year end: 06/30/04

Date of reporting period: 07/01/03 - 6/30/04

Item 1 - Attach shareholder report

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Trustees of BBH Trust and Investors of
BBH U.S. Money Market Portfolio:

We have audited the accompanying statement of assets and liabilities of BBH U.S. Money Market Portfolio (the "Portfolio"), including the portfolio of investments, as of June 30, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at June 30, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BBH U.S. Money Market Portfolio as of June 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
August 13, 2004

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 2004 (expressed in U.S. dollars)

Principal                                                           Maturity           Interest
  Amount                                                              Date               Rate          Value
-----------                                                         --------           --------     -----------
                  BANK NOTES (6.6%)
$39,700,000       BNP Paribas ..................................    04/15/05             1.320%      $39,515,680
 45,000,000       Canadian Imperial Bank
                     of Commerce* ..............................    07/08/04             1.126        45,001,616
 30,000,000       Royal Bank of Canada* ........................    07/27/04             1.245        29,996,654
 50,000,000       U.S. Bank NA .................................    11/17/04             1.170        50,005,741
 25,000,000       U.S. Bank NA .................................    03/11/05             1.200        24,997,254
                                                                                                     -----------
                  Total Bank Notes .............................                                     189,516,945
                                                                                                     -----------
                  CERTIFICATES OF DEPOSIT (11.3%)
 30,000,000       ABN Amro Bank NV .............................    08/27/04             1.380        30,008,399
 25,000,000       ABN Amro Bank NV .............................    10/29/04             1.370        24,999,173
 25,000,000       BNP Paribas ..................................    09/22/04             1.230        25,000,000
 25,000,000       Deutsche Bank AG .............................    07/07/04             1.120        25,000,000
 25,000,000       Deutsche Bank AG .............................    12/03/04             1.510        25,000,000
 25,000,000       Rabobank Nederland NV ........................    10/29/04             1.360        25,000,000
 30,000,000       Royal Bank of Scotland .......................    09/07/04             1.120        30,001,112
 40,000,000       Royal Bank of Scotland .......................    02/23/05             1.330        39,969,371
 20,000,000       Societe Generale .............................    05/31/05             2.000        20,000,000
 50,000,000       UBS AG (Stamford) ............................    03/14/05             1.205        49,795,614
 28,250,000       Washington Mutual, Inc. ......................    12/14/04             1.820        28,250,000
                                                                                                     -----------
                  Total Certificates of Deposit ................                                     323,023,669
                                                                                                     -----------
                  COMMERCIAL PAPER (47.3%)
 50,000,000       Bank of America Corp. ........................    08/04/04             1.090        49,948,528
 50,000,000       Bear Stearns & Co., Inc. .....................    07/06/04             1.060        49,992,639
 50,000,000       Beta Financial Group, Inc. ...................    08/11/04             1.230        49,929,958
 75,000,000       BMW U.S. Capital LLC .........................    07/01/04             1.450        75,000,000
 50,000,000       Citigroup Global Market
                     Holdings, Inc. ............................    07/01/04             1.400        50,000,000
 75,000,000       Citigroup Global Market
                     Holdings, Inc. ............................    07/12/04             1.080        74,975,250
 23,340,000       Citigroup Global Market
                     Holdings, Inc. ............................    09/07/04             1.300        23,282,687
 25,170,000       City of Chicago, Illinois ....................    08/02/04             1.210        25,142,928
 50,000,000       Credit Suisse First
                     Boston Corp. ..............................    08/19/04             1.200        49,918,333
 49,500,000       Danske Corp. .................................    07/12/04             1.220        49,481,548

   The accompanying notes are an integral part of these financial statements


FINANCIAL STATEMENT JUNE 30, 2004

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2004 (expressed in U.S. dollars)

Principal                                                           Maturity           Interest
  Amount                                                              Date               Rate          Value
-----------                                                         --------           --------     -----------
                  COMMERCIAL PAPER (continued)
$25,000,000       Danske Corp. .................................    08/06/04            1.100%     $  24,972,500
 25,000,000       General Electric Capital Corp. ...............    08/04/04            1.080         24,974,500
 50,000,000       General Electric Capital Corp. ...............    08/18/04            1.200         49,920,000
 50,000,000       Goldman Sachs Group, Inc. ....................    01/05/05            1.360         49,644,889
 50,000,000       HBOS Treasury Services, Plc. .................    07/15/04            1.090         49,978,806
 25,000,000       HBOS Treasury Services, Plc. .................    08/13/04            1.085         24,967,600
 50,000,000       ING Funding LLC ..............................    07/15/04            1.230         49,976,083
 25,000,000       ING Funding LLC ..............................    09/01/04            1.100         24,952,639
 12,080,000       International Lease Finance Corp. ............    07/08/04            1.050         12,077,533
 19,006,000       International Lease Finance Corp. ............    07/13/04            1.035         18,999,443
 25,000,000       Kittyhawk Fund Corp. .........................    07/07/04            1.060         24,995,583
 50,000,000       Kittyhawk Fund Corp. .........................    07/15/04            1.100         49,978,611
 39,742,000       National Rural Utilities
                     Cooperative Finance Corp. .................    07/07/04            1.060         39,734,979
 30,000,000       SLM Corp. ....................................    12/01/04            1.770         29,774,325
 50,000,000       Societe Generale .............................    07/16/04            1.060         49,977,917
 75,000,000       Steamboat Funding Corp. ......................    07/07/04            1.360         74,983,000
 23,335,000       Three Rivers Funding Corp. ...................    07/01/04            1.050         23,335,000
 15,014,000       Three Rivers Funding Corp. ...................    07/02/04            1.050         15,013,562
 67,624,000       Tulip Funding Corp. ..........................    07/14/04            1.210         67,594,452
 75,000,000       UBS Finance, Ltd. ............................    07/01/04            1.420         75,000,000
 80,890,000       Wal-Mart Stores, Inc. ........................    08/24/04            1.100         80,756,532
                                                                                                   -------------
                  Total Commercial Paper .......................                                   1,359,279,825
                                                                                                   -------------
                  CORPORATE BOND (1.7%)
 50,000,000       Abbey National Treasury
                     Services, Plc.* ...........................    07/19/04            1.205         49,993,705
                                                                                                   -------------
                  MUNICIPAL BOND (1.2%)
 35,700,000       Los Angeles, California, Water
                     & Power Revenue* ..........................    07/01/04            1.130%        35,700,000
                                                                                                  --------------
                  U.S. GOVERNMENT AGENCY
                     OBLIGATIONS (14.4%)
 29,000,000       Federal Farm Credit Bank* ....................    07/07/04            1.521         29,000,000
 40,000,000       Federal Farm Credit Bank* ....................    10/05/04            1.326         40,000,000
 25,000,000       Federal Farm Credit Bank .....................    10/08/04            1.250         24,914,063

   The accompanying notes are an integral part of these financial statements

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2004 (expressed in U.S. dollars)

Principal                                                           Maturity           Interest
  Amount                                                              Date               Rate          Value

--------           --------     -----------
                  U.S. GOVERNMENT AGENCY
                     OBLIGATIONS (continued)
 75,000,000       Federal Home Loan Mortgage Corp.* ............    07/01/04            1.050%    $   74,991,141
 50,000,000       Federal Home Loan Mortgage Corp. .............    09/20/04            1.240         49,860,500
 94,025,000       Federal National Mortgage Assoc.* ............    07/07/04            1.531         94,025,000
 50,000,000       Federal National Mortgage Assoc. .............    07/07/04            1.190         49,990,084
 50,000,000       Federal National Mortgage Assoc. .............    09/17/04            1.280         49,861,334
                                                                                                  --------------
                  Total U.S. Government
                    Agency Obligations .........................                                     412,642,122
                                                                                                  --------------
                  TIME DEPOSITS (18.0%)
125,000,000       Banc One Corp. ...............................    07/01/04             1.460       125,000,000
 65,300,000       Deutsche Bank AG .............................    07/01/04             1.200        65,300,000
100,000,000       Dresdner Bank ................................    07/01/04             1.430       100,000,000
100,000,000       Rabobank Group ...............................    07/01/04             1.410       100,000,000
 75,000,000       Royal Bank of Canada .........................    07/01/04             1.250        75,000,000
 50,000,000       Societe Generale .............................    07/01/04             1.375        50,000,000
                                                                                                  --------------
                  Total Time Deposits ..........................                                     515,300,000
                                                                                                  --------------
TOTAL INVESTMENTS AT AMORTIZED COST ............................                         100.5%   $2,885,456,266
LIABILITIES IN EXCESS OF OTHER ASSETS ..........................                          (0.5)      (14,294,758)
                                                                                         -----    --------------
NET ASSETS .....................................................                         100.0%   $2,871,161,508
                                                                                         =====    ==============

----------
* Variable rate instrument. Interest rates change on specific dates (such as a coupon or interest payment date). The yield shown represents the June 30, 2004 coupon rate.

   The accompanying notes are an integral part of these financial statements


FINANCIAL STATEMENT JUNE 30, 2004

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004 (expressed in U.S. dollars)

ASSETS:
   Investments, at amortized cost .........................       $2,885,456,266
   Interest receivable ....................................            2,979,319
   Prepaid expenses .......................................               79,401
                                                                  --------------
      Total Assets ........................................        2,888,514,986
                                                                  --------------
LIABILITIES:
   Due to bank ............................................           16,857,148
   Payables for:
      Investment advisory fees ............................              244,816
      Custody and accounting fees .........................               99,000
      Administrative fees .................................               85,685
      Professional fees ...................................               43,423
      Board of Trustees' fees .............................               13,702
   Accrued expenses and other liabilities .................                9,704
                                                                  --------------
          Total Liabilities ...............................           17,353,478
                                                                  --------------
NET ASSETS ................................................       $2,871,161,508
                                                                  ==============

   The accompanying notes are an integral part of these financial statements

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the year ended June 30, 2004 (expressed in U.S. dollars)

NET INVESTMENT INCOME:
   Income:
      Interest ..........................................          $ 33,971,937
                                                                   ------------
   Expenses:
      Investment advisory fees ..........................             3,051,272
      Administrative fees ...............................             1,067,945
      Custody and accounting fees .......................               437,025
      Board of Trustees' fees ...........................               103,795
      Professional fees .................................                53,003
      Miscellaneous expenses ............................               175,042
                                                                   ------------
         Total Expenses .................................             4,888,082
         Fees paid indirectly ...........................                (5,574)
                                                                   ------------
         Net Expenses ...................................             4,882,508
                                                                   ------------
         Net Investment Income ..........................           $29,089,429
                                                                    ===========

   The accompanying notes are an integral part of these financial statements


FINANCIAL STATEMENT JUNE 30, 2004

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (expressed in U.S. dollars)

                                                      For the years ended June 30,
                                                   ------------------------------------
                                                         2004                2003
                                                   ----------------    ----------------
INCREASE (DECREASE) IN NET ASSETS:
   From Operations:
      Net investment income ....................   $     29,089,429    $     46,985,348
                                                   ----------------    ----------------
   Capital Transactions:
      Proceeds from contributions ..............      9,821,500,707      11,833,968,310
      Value of withdrawals .....................    (10,401,093,623)    (11,332,869,201)
                                                   ----------------    ----------------
         Net increase (decrease) in net assets
            resulting from capital transactions        (579,592,916)        501,099,109
                                                   ----------------    ----------------
         Total increase (decrease) in net assets       (550,503,487)        548,084,457
NET ASSETS:
   Beginning of year ...........................      3,421,664,995       2,873,580,538
                                                   ----------------    ----------------
   End of year .................................   $  2,871,161,508    $  3,421,664,995
                                                   ================    ================

   The accompanying notes are an integral part of these financial statements

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (expressed in U.S. dollars)

                                                                 For the years ended June 30,
                                       ------------------------------------------------------------------------------
                                          2004             2003             2002             2001             2000
                                       ----------       ----------       ----------       ----------       ----------
Total return .......................         0.99%            1.44%            2.47%            5.95%            5.70%
Ratios/Supplemental data:
   Net assets, end of year
      (000's omitted) ..............   $2,871,162       $3,421,665       $2,873,581       $2,358,010       $1,602,484
   Expenses as a percentage of
      average net assets:
      Net expenses paid by Portfolio         0.16%            0.15%            0.16%            0.15%            0.21%
      Expense offset arrangement ...         0.00%(1)         0.00%(1)         0.00%(1)         0.01%              --
                                       ----------       ----------       ----------       ----------       ----------
         Total expenses ............         0.16%            0.15%            0.16%            0.16%            0.21%
   Ratio of net investment income to
      average net assets ...........         0.95%            1.40%            2.39%            5.64%            5.60%

----------
1     Amount is less than 0.01%.

   The accompanying notes are an integral part of these financial statements


FINANCIAL STATEMENT JUNE 30, 2004

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
NOTES TO FINANCIAL HIGHLIGHTS
June 30, 2004 (expressed in U.S. dollars)

1. Organization and Accounting Policies. BBH U.S. Money Market Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no load, diversified, open-end management investment company, which was organized as a trust under the laws of the State of New York on June 15, 1993. The Portfolio commenced operations on October 31, 1994. The Declaration of Trust permits the Trustees to create interests in the Portfolio.

      The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

      A. Valuation of Investments. The Portfolio values its investments at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. The Portfolio's use of amortized cost is in compliance with Rule 2a-7 of the Investment Company Act of 1940.

      B. Interest Income. Interest income consists of interest accrued and discount earned (including both original issue and market discount) and premium amortization on the investments of the Portfolio, accrued ratably to date of maturity.

      C. Federal Income Taxes. The Portfolio is treated as a partnership for federal income tax purposes and its operations are conducted in such a way that is it not to be considered engaged in a U.S. trade or business for U.S. tax purposes. Accordingly, no provision for federal income taxes is necessary. It is intended that the Portfolio's assets will be managed in such way that an investor in the Portfolio will be able to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. At June 30, 2004, the cost of investments for federal income tax purposes was equal to the amortized cost of the investments for financial statement purposes.

      D. Other. Investment transactions are accounted for on a trade date basis. Realized gains and losses, if any, from investment transactions are determined on the basis of identified cost.

2.    Transactions with Affiliates.

      Investment Advisory Fees. The Portfolio has an investment advisory agreement with Brown Brothers Harriman ("BBH") for which it pays BBH a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.10% of the Portfolio's average daily net assets. BBH has established a separately identifiable department (SID) to provide investment advice to mutual funds. The SID is registered with the Securities and Exchange Commission under the Investment Advisors Act of 1940. For the year ended June 30, 2004, the Portfolio incurred $3,051,272 for advisory services.

      Administrative Fees. The Portfolio has an administrative agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC") for which it pays BBHTC a fee calculated daily and paid monthly at an annual rate equivalent to 0.035% of the Portfolio's average daily net assets. BBHTC has a sub-administration services agreement with Federated Services Company ("FSC") for which FSC receives compensation paid by BBHTC. For the year ended June 30, 2004, the Portfolio incurred $1,067,945 for administrative services.

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
NOTES TO FINANCIAL HIGHLIGHTS
June 30, 2004 (expressed in U.S. dollars)

      Board of Trustees' Fees. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Portfolio. For the year ended June 30, 2004, the Portfolio incurred $103,795 for the Trustees' fees.

      Custody and Accounting Fees. BBH acts as a custodian and shall be entitled to receive a custody and accounting fee which is calculated and paid monthly. BBH holds all cash and investments and calculates the daily net asset value. The custody fee is a transaction based fee with an annual minimum of $30,000, and the accounting fee is calculated at 0.05% per annum on the first $100 million of net assets, 0.02% per annum on the next $400 million of net assets and 0.01% per annum on all net assets over $500 million. For the year ended June 30, 2004, the Portfolio incurred $437,025 for custody and accounting services. These fees were reduced by $5,574 as a result of an expense offset arrangement with the Portfolio's custodian.


FINANCIAL STATEMENT JUNE 30, 2004

TRUSTEES AND OFFICERS OF BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
(unaudited)

Information pertaining to the Trustees of the BBH U.S. Money Market Portfolio (the "Portfolio") and executive officers of the Portfolio is set forth below. Part B to the Registration Statement of the Portfolio includes additional information about the Portfolio's Trustees and is available upon request without charge by contacting the Fund at 1-800-625-5759.

                                                                                    Number of Funds/
                       Position(s) Held   Term of Office#   Principal               Portfolio in Fund      Other Trustee/
Name, Birth Date and   with Trust/        and Length of     Occupation(s) During    Complex Overseen by    Directorships
Address                Portfolio          Time Served       Past 5 Years            Trustee                Held by Trustee
------------------------------------------------------------------------------------------------------------------------------
Directors

Joseph V. Shields,     Chairman of the    Since 1990        Managing Director,      11                     None
Jr.                    Board and Trustee                    Chairman and Chief
Birth Date:                                                 Executive Officer of
March 17, 1938                                               Shields & Company
Shields & Company                                           (registered
140 Broadway New                                            broker-dealer and
York,                                                       member of New York
NY 10005                                                    Stock Exchange);
                                                            Chairman of Capital
                                                            Management
                                                            Associates, Inc.
                                                            (registered
                                                            investment adviser);
                                                            Vice Chairman and
                                                            Trustee of New York
                                                            Racing Association;
                                                            Director of Flowers
                                                            Industries, Inc.
                                                            (diversified food
                                                            company).

Eugene P. Beard        Trustee            Since 1993.       Retired; Vice           11                     Director of Old
Birth Date:                                                 Chairman-Finance/                              Westbury Funds
March 17, 1935                                              Operations and CFO                             (5); Trustee of
The Interpublic Group                                       of The Interpublic                             Sandhill
of Companies, Inc. 372                                      Group of Companies,                            Investment Fund
Danbury Road 2nd                                            Inc. (until December                           II.
Floor Wilton, CT                                            1999); Special
06897                                                       Advisor to The
                                                            Interpublic Group of
                                                            Companies, Inc.
                                                            (February 2000 to
                                                            December 2003).

Richard L. Carpenter   Trustee            Since 1999        Retired.                11                     None
Birth Date:
March 17, 1933
10820 North La
Quinta Drive
Tucson, AZ 85737

David P. Feldman       Trustee            Since 1990        Director of Jeffrey     11                     Director of
Birth Date:                                                 Co. (1992 to                                   Dreyfus Mutual
November 16, 1939                                           present); Director of                          Funds (59 Funds)
3 Tall Oaks Drive                                           QMED (1999 to
Warren, NJ 07059                                            present).


FINANCIAL STATEMENT JUNE 30, 2004

TRUSTEES AND OFFICERS OF BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
(unaudited)

                                                                                    Number of Funds/
                       Position(s) Held   Term of Office#   Principal               Portfolio in Fund      Other Trustee/
Name, Birth Date and   with Trust/        and Length of     Occupation(s) During    Complex Overseen by    Directorships
Address                Portfolio          Time Served       Past 5 Years            Trustee                Held by Trustee
------------------------------------------------------------------------------------------------------------------------------
Directors

J. Angus Ivory         Trustee            Since 1999        Retired; Director of    11                     None
Birth Date:                                                 Brown Brothers
July 31, 1932                                               Harriman Ltd.
Greenway Farm,                                              (subsidiary of Brown
Tockenham, Swindon,                                         Brothers Harriman &
Wiltshire, SN4 7PP                                          Co.) (until December
England                                                     2001); Advisor to RAF
                                                            Central Fund
                                                            (1992-June 2003).

Alan G. Lowy           Trustee            Since 1993        Private Investor.       11                     None
Birth Date:
April 17, 1939
4111 Clear Valley
Drive
Encino, CA 91436

Arthur D.              Trustee            Since 1992        Retired; Trustee,       11                     None
Miltenberger                                                R.K. Mellon Family
Birth Date:                                                 Trusts (1981-June
November 8, 1938                                            2003); General
503 Darlington Road                                         Partner, Mellon
Ligonier, PA 15658                                          Family Investment
                                                            Company IV, V and VI
                                                            (1983-2002); Director
                                                            of Aerostructures
                                                            Corporation (aircraft
                                                            manufacturer)
                                                            (1996-July 2003).

Officers

John A. Nielsen        President,         Since 2004        President of BBH        N/A                    N/A
Birth Date:            Principal                            Trust, BBH Prime
July 15, 1943          Executive Officer                    Institutional Money
140 Broadway                                                Market Fund, Inc.,
New York, NY 10005                                          BBH Common Settlement
                                                            II Fund, Inc., BBH
                                                            Fund, Inc. and BBH
                                                            U.S. Money Market
                                                            Portfolio (since
                                                            January 2004); He
                                                            joined Brown Brothers
                                                            Harriman & Co. ("BBH
                                                            & Co.") in 1968 and
                                                            has been a Partner of
                                                            the firm since 1987.

TRUSTEES AND OFFICERS OF BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
(unaudited)

                                                                                    Number of Funds/
                       Position(s) Held   Term of Office#   Principal               Portfolio in Fund      Other Trustee/
Name, Birth Date and   with Trust/        and Length of     Occupation(s) During    Complex Overseen by    Directorships
Address                Portfolio          Time Served       Past 5 Years            Trustee                Held by Trustee
------------------------------------------------------------------------------------------------------------------------------
Directors

Michael D. Martins     Vice President,    Since 2002        Vice President,         N/A                    N/A
Birth Date:            Treasurer,                           Treasurer, Principal
November 5, 1965       Principal                            Accounting Officer
140 Broadway           Accounting                           and Principal
New York, NY 10005     Officer and                          Financial Officer of
                       Principal                            BBH Trust, BBH Prime
                       Financial Officer                    Institutional Money
                                                            Market Fund, Inc.,
                                                            BBH Common Settlement
                                                            II Fund, Inc., BBH
                                                            Fund, Inc. and BBH
                                                            U.S. Money Market
                                                            Portfolio; Vice
                                                            President (since
                                                            April 2002) and
                                                            Assistant Vice
                                                            President (December
                                                            1996-March 2002) of
                                                            BBH & Co.

Gail C. Jones          Secretary          Since 2002        Secretary of BBH        N/A                    N/A
Birth Date:                                                 Trust, BBH Prime
October 26, 1953                                            Institutional Money
1001 Liberty Avenue                                         Market Fund, Inc.,
Pittsburgh, PA                                              BBH Common Settlement
15222-3779                                                  II Fund, Inc., BBH Fund,
Inc. and BBH
                                                            U.S. Money Market
                                                            Portfolio (since
                                                            August 2002);
                                                            Counsel, ReedSmith,
                                                            LLP (since October
                                                            2002); Corporate
                                                            Counsel (January
                                                            1997-September 2002)
                                                            and Vice President
                                                            (January
                                                            1999-September 2002)
                                                            of Federated Services
                                                            Company.

Peter J. Germain       Vice President     Since 2002        Vice President of BBH   N/A                    N/A
Birth Date:                                                 Trust, BBH Prime
September 3, 1959                                           Institutional Money
1001 Liberty Avenue                                         Market Fund, Inc.,
Pittsburgh, PA                                              BBH Common Settlement
15222-3779                                                  II Fund, Inc., BBH
                                                            Fund, Inc. and BBH
                                                            U.S. Money Market
                                                            Portfolio (since
                                                            August 2002); Senior
                                                            Vice President (since
                                                            November 1997) of
                                                            Federated Services
                                                            Company.

Judith J. Mackin       Vice President     Since 2002        Vice President of BBH   N/A                    N/A
Birth Date:                                                 Trust, BBH Prime
May 30, 1960                                                Institutional Money
1001 Liberty Avenue                                         Market Fund, Inc.,
Pittsburgh, PA                                              BBH Common Settlement
15222-3779                                                  II Fund, Inc., BBH
                                                            Fund, Inc. and BBH
                                                            U.S. Money Market
                                                            Portfolio (since
                                                            August 2002); Vice
                                                            President (since
                                                            November 1997) of
                                                            Federated Services
                                                            Company.


FINANCIAL STATEMENT JUNE 30, 2004

TRUSTEES AND OFFICERS OF BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
(unaudited)

                                                                                    Number of Funds/
                       Position(s) Held   Term of Office#   Principal               Portfolio in Fund      Other Trustee/
Name, Birth Date and   with Trust/        and Length of     Occupation(s) During    Complex Overseen by    Directorships
Address                Portfolio          Time Served       Past 5 Years            Trustee                Held by Trustee
------------------------------------------------------------------------------------------------------------------------------
Directors

Victor R. Siclari      Assistant          Since 2002        Assistant Secretary     N/A                    N/A
Birth Date: November   Secretary                            of BBH Trust, BBH
17, 1961                                                    Prime Institutional
1001 Liberty Avenue                                         Money Market Fund,
Pittsburgh, PA                                              Inc., BBH Common
15222-3779                                                  Settlement II Fund,
                                                            Inc., BBH Fund, Inc.
                                                            and BBH U.S. Money
                                                            Market Portfolio
                                                            (since August 2002);
                                                            Partner, ReedSmith,
                                                            LLP (since October
                                                            2002); Vice President
                                                            (March 1996-September
                                                            2002) and Senior
                                                            Corporate Counsel
                                                            (July 1998-September
                                                            2002) of Federated
                                                            Investors, Inc.

Nancy D. Osborn        Assistant          Since 2002        Assistant Secretary     N/A                    N/A
Birth Date:            Secretary                            of BBH Trust, BBH
May 4, 1966                                                 Prime Institutional
140 Broadway                                                Money Market Fund,
New York, NY 10005                                          Inc., BBH Common
                                                            Settlement II Fund,
                                                            Inc., BBH Fund, Inc.
                                                            and BBH U.S. Money
                                                            Market Portfolio
                                                            (since August 2002);
                                                            Assistant Vice
                                                            President (since
                                                            April 2003) and
                                                            Associate (April
                                                            1996-March 2003) of
                                                            BBH & Co.

John C. Smith          Assistant          Since 2002        Assistant Treasurer     N/A                    N/A
Birth Date:            Treasurer                            of BBH Trust, BBH
August 2, 1965                                              Prime Institutional
50 Milk Street                                              Money Market Fund,
Boston, MA 02109                                            Inc., BBH Common
                                                            Settlement II Fund,
                                                            Inc., BBH Fund, Inc.
                                                            and BBH U.S. Money
                                                            Market Portfolio
                                                            (since August 2002);
                                                            Assistant Vice
                                                            President (since
                                                            September 2001),
                                                            Associate (September
                                                            2000-August 2001) and
                                                            Senior Analyst (June
                                                            1999-August 2000) of
                                                            BBH & Co.


FINANCIAL STATEMENT JUNE 30, 2004

TRUSTEES AND OFFICERS OF BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
(unaudited)

                                                                                    Number of Funds/
                       Position(s) Held   Term of Office#   Principal               Portfolio in Fund      Other Trustee/
Name, Birth Date and   with Trust/        and Length of     Occupation(s) During    Complex Overseen by    Directorships
Address                Portfolio          Time Served       Past 5 Years            Trustee                Held by Trustee
------------------------------------------------------------------------------------------------------------------------------
Directors

Gregory V. Lomakin     Assistant          Since 2002        Assistant Treasurer     N/A                    N/A
Birth Date:            Treasurer                            of BBH Trust, BBH
February 23, 1965                                           Prime Institutional
50 Milk Street                                              Money Market Fund,
Boston, MA 02109                                            Inc., BBH Common
                                                            Settlement II Fund,
                                                            Inc., BBH Fund, Inc.
                                                            and BBH U.S. Money
                                                            Market Portfolio
                                                            (since August 2002);
                                                            Vice President (since
                                                            April 2003),
                                                            Assistant Vice
                                                            President (April
                                                            2001-March 2003), and
                                                            Associate (May
                                                            1992-March 2001) of
                                                            BBH & Co.

----------
# Each Trustee holds office until he or she attains the age of 70 (72, in the case of Trustees who were elected as such before January 1, 2000), or until he or she sooner dies, resigns or is removed from office in accordance with the provisions of the Trust's Declaration of Trust. All Officers of the Trust hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Trustees to remove any officer in accordance with the Trust's by-laws).

^ The Fund Complex consists of BBH Trust, BBH Prime Institutional Money Market Fund, Inc., BBH Common Settlement II Fund, Inc., BBH Fund, Inc. and BBH U.S. Money Market Portfolio. BBH Trust has four series, and BBH Fund, Inc. has four series.

ITEM 2.  CODE OF ETHICS.

(a) As of June 30, 2004 the registrant has adopted a code of ethics that applies to the principle executive officer, principle financial officer, and principle accounting officer.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

a) 	The Portfolio's board has designated two members of the audit committee as
	financial experts.
b) 	The independent audit committee members
	Arthur Miltenberger and David Feldman
	are the designated audit committee financial experts.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.


a)	Disclosure of the aggregate fees billed for each of the last two fiscal years for professional services rendered for the audit of the annual financial statements or services that are normally provided with statutory and regulatory filings or engagements for those fiscal years.

					Audit Fee	Security Count Fee	Total Billed
	June 30, 2004 Audit	$ 20,000		0			$ 20,000
	March 31, 2004 			0		1,500		   	   1,500
	October 31, 2003			0		1,700			   1,700
	August 29, 2003			0		1,500		         1,500
	June 30, 2003 Audit	32,500		 0			  32,500
	March 31, 2003			0		1,500		         1,500
	October 31, 2002			0		1,500                1,500
	September 30, 2002		0		1,500			   1,500
	====================================================================
	Total				$52,500		$9,200		$  61,700


b)	Disclosure of other fees assurance and related services fees billed in the last two fiscal years that are reasonably related to the performance of the audit and are not reported in (a).

	NONE

c)	Disclosure of fees billed in the last two fiscal years for tax advice, tax compliance and tax planning.

				Tax Compliance	Total Billed
	June 30, 2004	$ 7,500		$ 7,500
	June 30, 2003	  7,500		  7,500
	Total			$ 15,000		$ 15,000

d) Disclosure of all other fees billed in the last two fiscal years.

	NONE

e) 1.) AUDIT COMMITTEE PRE-APPROVAL POLICIES AND PROCEDURES
Audit services provided by the Funds' auditors (the "Auditors") on behalf of the Funds shall be pre-approved of the entire audit committee.

Non-audit services provided by the Auditors on behalf of the Funds shall be pre-approved by the Audit Committee, except that such services may be pre-approved solely by the chairman of the Audit Committee if the fee for such services does not exceed $5,000 per Fund.

Non-audit services performed by the Auditors on behalf of BBH&Co. and that requires pre-approval shall be pre-approved by the Audit Committee, except that such services may be pre-approved solely by the chairman of the Audit Committee if the fees for such services do not exceed $15,000.



f) If greater than 50 percent, disclosure of the percentage of hours expended on principal accountant's engagement to audit the registrants financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principle accountants' full-time, permanent employees.

	NONE

g)	Disclosure of non-audit fees billed by the registrant's accountant to the registrant and rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control, with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.


		AIMR Work				$   95,000
		Aetna Claims Review		    59,991
		Sarbanes-Oxley Review		    16,000
		Miscellaneous	                 9,700

h)	Disclosure of whether the registrant's audit committee of the board of directors has considered whether the provision of the non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control, with the adviser that provides ongoing services to the registrant that were not approved pursuant to (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principle accountant's independence.

The audit committee of the board of directors has considered whether the provision of the non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control, with the adviser that provides ongoing services to the registrant that were not approved pursuant to
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principle accountant's independence.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
(a)  	The Portfolio has a separately designated audit committee.
   	The members of the audit committee are: Eugene P. Beard , Richard Carpenter, David P. Feldman, J. Angus Ivory, Alan G. Lowy and Arthur D. Miltenberger,


ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable at this time.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)  There were no significant changes in the registrant's
 internal controls or     in other factors that could
 significantly affect these
controls subsequent
     to the date of their evaluation.

ITEM 10.  EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: A copy of the code of ethics is available and can be mailed, free of charge, to anyone by calling (800) 575-1265.

     (b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

     [If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of
     Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.][The submission of Section 906 certifications has been proposed by the SEC, but has not yet been finalized. The SEC has encouraged issuers to submit Section 906 certifications as an exhibit to Form N-CSR until the final rule has been adopted. Please see Proposed Rule: Certification of Disclosure in Certain Exchange Act Reports, Release No. 33-8212 (March 21, 2003)].

I, John A. Nielsen, certify that:

1. I have reviewed this report on Form N-CSR of BBH U.S. Money Market Portfolio ("registrant");

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

	a. designed such disclosure controls and procedures to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b. evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and

c. presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation as of the Evaluation Date;

5. The registrant's other certifying officer and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of trustees (or persons performing the equivalent functions):

	a. all significant deficiencies in the design or operation of internal controls which could adversely
	affect the registrant's ability to
          record, process, summarize, and report
	 financial data and have identified for
          the registrant's auditors any material weaknesses in internal controls; and

	b. any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls; and

6. The registrant's other certifying officer and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.



Date: September 7, 2004

/s/ John A. Nielsen
_______________________________________
John A. Nielsen
President - Principal Executive Officer



I, Michael D. Martins, certify that:

1. I have reviewed this report on Form N-CSR of BBH U.S. Money Market Portfolio ("registrant");

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.    The registrant's other certifying
 officer and I are responsible for
      establishing and maintaining disclosure
 controls and procedures (as
      defined in rule 30a-2(c) under the
 Investment Company Act of 1940) for
 the
     registrant and have:

a. designed such disclosure controls and procedures to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b. evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and

c. presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation as of the Evaluation Date;

5. The registrant's other certifying officer and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of trustees (or persons performing the equivalent functions):

a. all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and

b. any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls; and

6. The registrant's other certifying officer and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.



Date: September 7, 2004
/s/ Michael D. Martins
_______________________________________
Michael D. Martins
Treasurer - Principal Financial Officer


                          SECTION 906 CERTIFICATION

Pursuant to 18 U.S.C.ss. 1350, the undersigned officers of BBH U.S. Money Market Portfolio ("registrant"), hereby certify, to the best of our knowledge, that the Registrant's Report on Form N-CSR for the period ended 12/31/03 (the "Report") fully complies with the requirements of Section 13(a) or 15(d), as applicable, of the Securities and Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects,the financial condition and results of operations of the Registrant.


Dated: September 7, 2004

/s/ John A. Nielsen
____________________________________________
John A. Nielsen
Title: President, Principal Executive Officer



Dated: September 7, 2004

/s/ Michael D. Martins
____________________________________________
Michael D. Martins
Title: Treasurer, Principal Financial Officer

This certification is being furnished solely pursuant to 18 U.S.C.ss. 1350 and is not being filed as part of the Report or as a separate disclosure document.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   BBH U.S. Money Market Portfolio
             -------------------------------------


By (Signature and Title)* /s/ John A. Nielsen
                           -----------------------------------------------------
                           John A. Nielsen, President
                           (Principle Executive Officer)
Date:  September 7, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)* /s/ Michael D. Martins
                          ------------------------------------------------------
                          Michael D. Martins, Treasurer
                          (Principal Financial Officer)

Date:  September 7, 2004


* Print name and title of each signing officer under his or her signature.




BBH US Money Market Portfolio June 30, 2004 NCSR
MM Port. June 30, 2004 NCSR page29